Condensed Consolidated Statements of Shareholders' Equity (Deficit) and Comprehensive Income (Loss) (Unaudited) (USD $)	Predecessor	Successor	Series A Preferred Stock Predecessor	Series A Preferred Stock Successor	Series B Preferred Stock Predecessor	Common Stock Predecessor	Common Stock Predecessor Gemini [Member]	Common Stock Predecessor AFH [Member]	Common Stock Successor	Common Stock Series A Preferred Stock Successor	Subscription Receivable Successor	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Predecessor Gemini [Member]	Additional Paid-in Capital Predecessor AFH [Member]	Additional Paid-in Capital Successor	Additional Paid-in Capital Series A Preferred Stock Successor	Treasury Stock Predecessor	Accumulated Other Comprehensive Income Predecessor	Accumulated Deficit During Development Stage Predecessor	Accumulated Deficit During Development Stage Successor	Noncontrolling Interest Predecessor	Noncontrolling Interest Successor
Beginning Balance at Dec. 27, 1995
Cancellation of Predecessor common stock and fresh start adjustments	$ (124,495,151)					$ (42,820)						$ (150,426,331)					$ 25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss	128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares						(42,820,380)											(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11	5,472,000					11,400						5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares						11,400,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(115,322,121)
Net income (loss)	(117,121,644)
Ending Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Ending Balance at Aug. 31, 2009	(7,305,849)											(7,688,831)
Ending Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Beginning Balance at Dec. 31, 1995
Issuance of common & preferred stock for cash/services (December 28, 1995)	820					2,285						(1,465)
Issuance of common & preferred stock for cash/services (November 07, 1996)	50,000					11						49,989
Issuance of common & preferred stock for cash/services (November 29, 1996)	10,000					2						9,998
Issuance of common & preferred stock for cash/services (December 19, 1996)	30,000					7						29,993
Issuance of common & preferred stock for cash/services (December 26, 1996)	50,000					11						49,989
Issuance of common & preferred stock for cash/services, shares (December 28, 1995)						2,285,291
Issuance of common & preferred stock for cash/services, shares (November 07, 1996)						11,149
Issuance of common & preferred stock for cash/services, shares (November 29, 1996)						2,230
Issuance of common & preferred stock for cash/services, shares (December 19, 1996)						6,690
Issuance of common & preferred stock for cash/services, shares (December 26, 1996)						11,148
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(270,468)																		(270,468)
Ending Balance at Dec. 31, 1996	(129,648)					2,316						138,504							(270,468)
Ending Balance, Shares at Dec. 31, 1996						2,316,508
Issuance of common & preferred stock for cash/services (December 27, 1997)	95,000					21						94,979
Issuance of common & preferred stock for cash/services (September 01, 1997)	36,260					11						36,249
Issuance of common & preferred stock for cash/services (December 28, 1997)	10,255					287						9,968
Issuance of common & preferred stock for cash/services, shares (December 27, 1997)						21,182
Issuance of common & preferred stock for cash/services, shares (September 01, 1997)						11,148
Issuance of common & preferred stock for cash/services, shares (December 28, 1997)						287,193
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(52,550)																		(52,550)
Ending Balance at Dec. 31, 1997	(40,683)					2,635						279,700							(323,018)
Ending Balance, Shares at Dec. 31, 1997						2,636,031
Issuance of common & preferred stock for cash/services (August 23, 1998)	20,067					4						20,063
Issuance of common & preferred stock for cash/services, shares (August 23, 1998)						4,459
Repurchase of common/treasury stock (September 29, 1998)	(50,280)																(50,280)
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(195,675)																		(195,675)
Ending Balance at Dec. 31, 1998	(266,571)					2,639						299,763					(50,280)		(518,693)
Ending Balance, Shares at Dec. 31, 1998						2,640,490											2,400
Issuance of common & preferred stock for cash/services (September 10, 1999)	150,000					53						149,947
Issuance of common & preferred stock for cash/services, shares (September 10, 1999)						52,506
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(1,306,778)																		(1,306,778)
Ending Balance at Dec. 31, 1999	(1,423,349)					2,692						449,710					(50,280)		(1,825,471)
Ending Balance, Shares at Dec. 31, 1999						2,692,996											2,400
Issuance of common & preferred stock for cash/services (January 18, 2000)	1,923					54						1,869
Issuance of common & preferred stock for cash/services (March 01, 2000)	25					69						(44)
Issuance of common & preferred stock for cash/services (April 04, 2000)	10					28						(18)
Issuance of common & preferred stock for cash/services, shares (January 18, 2000)						53,583
Issuance of common & preferred stock for cash/services, shares (March 01, 2000)						68,698
Issuance of common & preferred stock for cash/services, shares (April 04, 2000)						27,768
Repurchase of common stock/treasury, shares (September 29, 1998)																	2,400
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(807,076)																		(807,076)
Ending Balance at Dec. 31, 2000	(2,228,467)					2,843						451,517					(50,280)		(2,632,547)
Ending Balance, Shares at Dec. 31, 2000						2,843,045											2,400
Issuance of common & preferred stock for cash/services (July 01, 2001)	56					157						(101)
Issuance of common & preferred stock for cash/services (July 01, 2001 (b))	45					125						(80)
Issuance of common & preferred stock for cash/services (August 10, 2001)	2,020,000					1,347						2,018,653
Issuance of common & preferred stock for cash/services (August 10, 2001 (b))	60					60
Issuance of common & preferred stock for cash/services (August 28, 2001)	40,000					27						39,973
Issuance of common & preferred stock for cash/services (September 30, 2001)	471,555					314						471,241
Issuance of common & preferred stock for cash/services (November 01, 2001)	218,900					146						218,754
Issuance of common & preferred stock for cash/services, shares (July 01, 2001)						156,960
Issuance of common & preferred stock for cash/services, shares (July 01, 2001 (b))						125,000
Issuance of common & preferred stock for cash/services, shares (August 10, 2001)						1,346,669
Issuance of common & preferred stock for cash/services, shares (August 10, 2001 (b))						60,000
Issuance of common & preferred stock for cash/services, shares (August 28, 2001)						26,667
Issuance of common & preferred stock for cash/services, shares (September 30, 2001)						314,370
Issuance of common & preferred stock for cash/services, shares (November 01, 2001)						145,933
Issuance of common stock for capitalization of accrued salaries (August 10, 2001)	328,125					70						328,055
Issuance of common stock for capitalization of accrued salaries, shares (August 10, 2001)						70,000
Issuance of common stock for conversion of convertible securities (August 10, 2001)	1,611,346					1,750						1,609,596
Issuance of common stock for conversion of convertible securities, shares (August 10, 2001)						(1,750,000)
Issuance of common stock for conversion of convertible shareholder notes payable (August 10, 2001)	135,667					209						135,458
Issuance of common stock for conversion of convertible shareholder notes payable, shares (August 10, 2001)						208,972
Issuance of common stock for bridge financing (August 10, 2001)	108					300						(192)
Issuance of common stock for bridge financing, shares (August 10, 2001)						300,000
Retirement of treasury stock (August 10, 2001)												(50,280)					50,280
Retirement of treasury stock, shares (August 10, 2001)																	(2,400)
Issuance of common stock for net assets/acquisition (August 10, 2001)							3,942	3,900					(3,942)	(3,900)
Issuance of common stock for net assets/acquisition, shares (August 10, 2001)							3,942,400	3,899,547
Transaction and fund raising expenses (August 10, 2001)	(48,547)											(48,547)
Uncompensated contribution of services (3rd Quarter)	55,556											55,556
Uncompensated contribution of services (4th Quarter)	100,000											100,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(1,652,004)																		(1,652,004)
Ending Balance at Dec. 31, 2001	1,052,400					15,190						5,321,761							(4,284,551)
Ending Balance, Shares at Dec. 31, 2001						15,189,563
Issuance of common & preferred stock for cash/services			144									502,517							(502,661)
Issuance of common & preferred stock for cash/services (April 26, 2002)	2,818,236		905									2,817,331
Issuance of common & preferred stock for cash/services (May 16, 2002)	2,773,129		890									2,772,239
Issuance of common & preferred stock for cash/services (May 31, 2002)	2,474,175		795									2,473,380
Issuance of common & preferred stock for cash/services (June 28, 2002)	713,221		230									712,991
Issuance of common & preferred stock for cash/services (July 15, 2002)	233,961		75									233,886
Issuance of common & preferred stock for cash/services (August 01, 2002)	57,600					38						57,562
Issuance of common & preferred stock for cash/services, shares			143,507
Issuance of common & preferred stock for cash/services, shares (April 26, 2002)			905,000
Issuance of common & preferred stock for cash/services, shares (May 16, 2002)			890,250
Issuance of common & preferred stock for cash/services, shares (May 31, 2002)			795,000
Issuance of common & preferred stock for cash/services, shares (June 28, 2002)			229,642
Issuance of common & preferred stock for cash/services, shares (July 15, 2002)			75,108
Issuance of common & preferred stock for cash/services, shares (August 01, 2002)						38,400
Uncompensated contribution of services (1st Quarter)												100,000
Uncompensated contribution of services (2nd Quarter)	100,000											100,000
Uncompensated contribution of services (3rd Quarter)	100,000											100,000
Uncompensated contribution of services (4th Quarter)	100,000											100,000
Issuance of warrants for services (September 06, 2002)	103,388											103,388
Deemed dividend associated with beneficial conversion of preferred stock												10,178,944							(10,178,944)
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(5,433,055)																		(5,433,055)
Other comprehensive income, foreign currency translation adjustment	13,875																	13,875
Comprehensive income (loss)	(5,419,180)
Ending Balance at Dec. 31, 2002	5,206,930		3,039			15,228						25,573,999						13,875	(20,399,211)
Ending Balance, Shares at Dec. 31, 2002			3,038,507			15,227,963
Issuance of common & preferred stock for cash/services	(1,087,200)																		(1,087,200)
Issuance of common & preferred stock for cash/services (January 07, 2003)	92,400					62						92,338
Issuance of common & preferred stock for cash/services (May 09, 2003)	2,773,328				110							2,773,218
Issuance of common & preferred stock for cash/services (May 16, 2003)	1,145,750				46							1,145,704
Issuance of common & preferred stock for cash/services (August 27, 2003)	18,455,561					3,359						18,452,202
Issuance of common & preferred stock for cash/services (3rd Quarter)	310,000					202						309,798
Issuance of common & preferred stock for cash/services (4th Quarter)	279,500					137						279,363
Issuance of common & preferred stock for cash/services, shares (January 07, 2003)						61,600
Issuance of common & preferred stock for cash/services, shares (May 09, 2003)					110,250
Issuance of common & preferred stock for cash/services, shares (May 16, 2003)					45,500
Issuance of common & preferred stock for cash/services, shares (August 27, 2003)						3,359,331
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)						202,500
Issuance of common & preferred stock for cash/services, shares (4th Quarter)						136,500
Issuance of common stock for conversion of convertible securities (2nd Quarter)	40,701		(72)			147						40,626
Issuance of common stock for conversion of convertible securities (3rd Quarter)	(78,809)		(2,967)		(156)	7,189						(82,875)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)			(70,954)			(147,062)
Issuance of common stock for conversion of convertible securities, shares (3rd Quarter)			(2,967,553)		(155,750)	(7,188,793)
Issuance of common stock for conversion of convertible securities, shares (4th Quarter)						(393)
Issuance of common stock for net assets/acquisition (March 31, 2003)	540,000					100						539,900
Issuance of common stock for net assets/acquisition, shares (March 31, 2003)						100,000
Uncompensated contribution of services (1st Quarter)	100,000											100,000
Uncompensated contribution of services (2nd Quarter)	100,000											100,000
Deemed dividend associated with beneficial conversion of preferred stock												1,244,880							(1,244,880)
Cancellation/Retirement of common/restricted stock (March 31, 2003)	(119,459)					(79)						(119,380)
Cancellation/Retirement of common/restricted stock, shares (March 31, 2003)						(79,382)
Conversion of warrant into common stock (2nd Quarter)						114						(114)
Conversion of warrant into common stock (3rd Quarter)						213						(213)
Conversion of warrants in to common stock, shares (2nd Quarter)						114,598
Conversion of warrants in to common stock, shares (3rd Quarter)						212,834
Compensation expense on options and warrants issued to non-employees and directors	412,812											412,812
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(11,268,294)																		(11,268,294)
Other comprehensive income, foreign currency translation adjustment	360,505																	360,505
Comprehensive income (loss)	(10,907,789)
Ending Balance at Dec. 31, 2003	17,263,725					26,672						50,862,258						374,380	(33,999,585)
Ending Balance, Shares at Dec. 31, 2003						26,672,192
Issuance of common & preferred stock for cash/services (2nd Quarter)	56,817,434					7,200						56,810,234
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)						7,200,000
Repurchase of common/treasury stock (4th Quarter)	25,974,000																25,974,000
Repurchase of common stock/treasury, shares (4th Quarter)																	4,000,000
Conversion of warrant into common stock (1st Quarter)						79						(79)
Conversion of warrants in to common stock, shares (1st Quarter)						78,526
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	1,410,498					1,410,498
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	143,462											143,462
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	229,133											229,133
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)	127,497											127,497
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	95,000					15						94,985
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)						52						(52)
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	190,000					110						189,890
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)						15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)						51,828
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)						110,000
Issuance of common stock in connection with exercise of warrants (1st Quarter)	7,720					4						7,716
Issuance of common stock in connection with exercise of warrants (3rd Quarter)						7						(7)
Issuance of common stock in connection with exercise of warrants (4th Quarter)						28						(28)
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)						4,000
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)						7,431
Issuance of common stock in connection with exercise of warrants, shares (4th Quarter)						27,652
Issuance of common stock for cash in connection with exercise of warrants (3rd Quarter)	59,695					28						59,667
Issuance of common stock for cash in connection with exercise of warrants, shares (3rd Quarter)						28,270
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(21,474,469)																		(21,474,469)
Other comprehensive income, foreign currency translation adjustment	79,725																	79,725
Other comprehensive income, net unrealized gain on available-for-sale investments	10,005																	10,005
Comprehensive income (loss)	(21,384,739)
Ending Balance at Dec. 31, 2004	28,985,425					34,195						109,935,174					(25,974,000)	464,110	(55,474,054)
Ending Balance, Shares at Dec. 31, 2004						34,194,899											4,000,000
Conversion of warrant into common stock (2nd Quarter)	(28)					28
Conversion of warrant into common stock (3rd Quarter)						12						(12)
Conversion of warrants in to common stock, shares (2nd Quarter)						27,785
Conversion of warrants in to common stock, shares (3rd Quarter)						12,605
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	33,565											33,565
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	(61,762)											(61,762)
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	(137,187)											(137,187)
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)	18,844											18,844
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	75,000					25						74,975
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)						25,000
Compensation expense on acceleration of options (4th Quarter)	14,950											14,950
Compensation expense on restricted stock award issued to employee (4th Quarter)	606											606
Conversion of predecessor company shares						94
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	(35,777,584)																		(35,777,584)
Other comprehensive income, foreign currency translation adjustment	(1,372,600)																	(1,372,600)
Foreign exchange gain on substantial liquidation of foreign entity	133,851																	133,851
Other comprehensive income, net unrealized gain on available-for-sale investments	(10,005)																	(10,005)
Comprehensive income (loss)	(37,026,338)
Ending Balance at Dec. 31, 2005	(8,096,897)					34,260						109,879,125					(25,974,000)	(784,644)	(91,251,638)
Ending Balance, Shares at Dec. 31, 2005						34,260,383											4,000,000
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	42,810											42,810
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	96,177											96,177
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	25,627											25,627
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)	34,772											34,772
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)	16,500					10						16,490
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	156,900					76						156,824
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)						10,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)						76,000
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	46,336											46,336
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	407,012											407,012
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	389,458											389,458
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	390,547											390,547
Compensation expense on restricted stock issued to employees (1st Quarter)	23,497					129						23,368
Compensation expense on restricted stock issued to employees (2nd Quarter)	4,210											4,210
Compensation expense on restricted stock issued to employees (3rd Quarter)	3,605											3,605
Compensation expense on restricted stock issued to employees (4th Quarter)	88											88
Compensation expense on restricted stock issued to employees, shares (1st Quarter)						128,750
Cancellation of unvested restricted stock (2nd Quarter)						(97)						97
Cancellation of unvested restricted stock (4th Quarter)						(15)						15
Cancellation of unvested restricted stock, shares (2nd Quarter)						(97,400)
Cancellation of unvested restricted stock, shares (4th Quarter)						(15,002)
Acquisition of Agera	2,182,505																				2,182,505
Comprehensive income (loss):
Net income (loss)	(35,899,538)																		(35,821,406)		(78,132)
Other comprehensive income, foreign currency translation adjustment	657,182																	657,182
Comprehensive income (loss)	(35,242,356)
Ending Balance at Dec. 31, 2006	(39,519,209)					34,363						111,516,561					(25,974,000)	(127,462)	(127,073,044)		2,104,373
Ending Balance, Shares at Dec. 31, 2006						34,362,731											4,000,000
Issuance of common & preferred stock for cash/services (3rd Quarter)	13,752,167					6,767						13,745,400
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)						6,767,647
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	39,742											39,742
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	39,981											39,981
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	23,100					15						23,085
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	3,166					2						3,164
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)						15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)						1,666
Issuance of common stock in connection with exercise of warrants (3rd Quarter)	894,304					493						893,811
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)						492,613
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	448,067											448,067
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	462,363											462,363
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	478,795											478,795
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	378,827											378,827
Compensation expense on restricted stock issued to employees (1st Quarter)	88											88
Compensation expense on restricted stock issued to employees (2nd Quarter)	88											88
Compensation expense on restricted stock issued to employees (3rd Quarter)	88											88
Compensation expense on restricted stock issued to employees (4th Quarter)	88											88
Expense in connection with modification of employee stock options (1st Quarter)	1,178,483											1,178,483
Comprehensive income (loss):
Net income (loss)	(35,819,461)																		(35,573,114)		(246,347)
Other comprehensive income, foreign currency translation adjustment	846,388																	846,388
Comprehensive income (loss)	(34,973,073)
Ending Balance at Dec. 31, 2007	(56,792,935)					41,640						129,208,631					(25,974,000)	718,926	(162,646,158)		1,858,026
Ending Balance, Shares at Dec. 31, 2007						41,639,657											4,000,000
Cancellation/Retirement of common/restricted stock	(1)					(1)
Cancellation/Retirement of common/restricted stock, shares						(165)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	151,305											151,305
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	193,754											193,754
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	171,012											171,012
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	166,196											166,196
Expense in connection with modification of employee stock options (1st Quarter)	1,262,815											1,262,815
Compensation expense on option awards issued to non-employees (1st Quarter)	44,849											44,849
Compensation expense on option awards issued to non-employees (2nd Quarter)	62,697											62,697
Compensation expense on option awards issued to non-employees (3rd Quarter)	166,687											166,687
Compensation expense on option awards issued to non-employees (4th Quarter)	(86,719)											(86,719)
Comprehensive income (loss):
Net income (loss)	(33,091,855)																		(31,411,179)		(1,680,676)
Reclassification of foreign exchange gain on substantial liquidation of foreign entities	(2,152,569)																	(2,152,569)
Other comprehensive income, foreign currency translation adjustment	1,433,643																	1,433,643
Comprehensive income (loss)	(33,810,781)
Ending Balance at Dec. 31, 2008	(88,471,121)					41,639						131,341,227					(25,974,000)		(194,057,337)		177,350
Ending Balance, Shares at Dec. 31, 2008						41,639,492											4,000,000
Issuance of common stock for conversion of convertible securities (1st Quarter)	344,000					38						343,962
Issuance of common stock for conversion of convertible securities (2nd Quarter)	10,470,000					1,143						10,468,857
Issuance of common stock for conversion of convertible securities, shares (1st Quarter)						(37,564)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)						(1,143,324)
Compensation expense on option awards issued to employees/directors/consultants (Two Months Ended August 31, 2009)	35,382											35,382
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	138,798											138,798
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	112,616											112,616
Compensation expense on option awards issued to non-employees (1st Quarter)	1,746											1,746
Balance of expense due to cancellation of options issued to employees and directors in bankruptcy (Two Months Ended August 31, 2009)	294,912											294,912
Cancellation of Predecessor common stock and fresh start adjustments	(124,495,151)					(42,820)						(150,426,331)					25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss	128,335,806																		128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares						(42,820,380)											(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11	5,472,000					11,400						5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares						11,400,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders	65,721,531
Net income (loss)	65,927,163																		65,721,531		205,632
Comprehensive income (loss)	65,927,163
Ending Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Ending Balance at Aug. 31, 2009	(7,305,849)	(1,833,849)							11,400			(7,688,831)			(2,228,231)						382,982	382,982
Ending Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Beginning Balance, Shares at Aug. 31, 2009									11,400,000
Issuance of common & preferred stock for cash/services (October 28, 2009)		58,652							25						58,627
Issuance of common & preferred stock for cash/services, shares (October 28, 2009)									25,501
Compensation expense on option awards issued to employees/directors/consultants		326,838													326,838
Compensation expense on option awards issued to non-employees		386,380													386,380
Issuance of 2.7 million shares of common stock in connection with the exit financing		1,800,000							2,667						1,797,333
Issuance of 2.7 million shares of common stock in connection with the exit financing, shares									2,666,666
Compensation expense on shares issued to management		168,000							600						167,400
Compensation expense on shares issued to management, shares									600,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(5,049,999)
Net income (loss)		(5,034,506)																		(5,049,999)		15,493
Comprehensive income (loss)		(5,034,506)
Ending Balance at Dec. 31, 2009		(4,526,960)
Ending Balance at Dec. 31, 2009		(4,128,485)							14,692						508,347					(5,049,999)		398,475
Ending Balance, Shares at Dec. 31, 2009									14,692,167
Beginning Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Beginning Balance at Aug. 31, 2009		(1,833,849)										(7,688,831)
Beginning Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(17,981,530)
Net income (loss)		(17,914,139)
Ending Balance at Dec. 31, 2010		(15,523,261)
Ending Balance at Dec. 31, 2010		(15,072,888)
Beginning Balance (Pre-Adjusted Balance)	(11,146,504)					42,820						142,737,500					(25,974,000)		(128,335,806)		382,982
Beginning Balance at Aug. 31, 2009		(1,833,849)										(7,688,831)
Beginning Balance, Shares (Pre-Adjusted Balance)						42,820,380											4,000,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(38,275,135)
Net income (loss)		(38,167,001)
Ending Balance at Sep. 30, 2011		3,202,727
Ending Balance at Sep. 30, 2011		3,693,843							95,278		(2,038,733)				43,421,317
Ending Balance, Shares at Sep. 30, 2011									95,278,255
Beginning Balance at Dec. 31, 2009		(4,128,485)
Beginning Balance at Dec. 31, 2009		(4,526,960)
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(8,281,245)
Net income (loss)		(8,243,998)
Ending Balance at Sep. 30, 2010
Beginning Balance at Dec. 31, 2009		(4,128,485)							14,692						508,347					(5,049,999)		398,475
Beginning Balance at Dec. 31, 2009		(4,526,960)
Beginning Balance, Shares at Dec. 31, 2009									14,692,167
Issuance of common & preferred stock for cash/services		3,469,400		364,000					5,077	607					3,464,323	363,393
Issuance of common & preferred stock for cash/services, shares									5,076,664	606,667
Issuance of warrants for services		(2,890,711)													(2,890,711)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)		324,377													324,377
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)		222,011													222,011
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)		183,231													183,231
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)		104,094													104,094
Compensation expense on option awards issued to non-employees (1st Quarter)		18,391													18,391
Compensation expense on option awards issued to non-employees (2nd Quarter)		33,206													33,206
Compensation expense on option awards issued to non-employees (3rd Quarter)		7,724													7,724
Compensation expense on option awards issued to non-employees (4th Quarter)		27,507													27,507
Compensation expense on shares issued to management (1st Quarter)		18,000													18,000
Compensation expense on shares issued to management (2nd Quarter)		18,000													18,000
Compensation expense on shares issued to management (3rd Quarter)		18,000													18,000
Compensation expense on shares issued to management (4th Quarter)		18,000													18,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(12,931,531)
Net income (loss)		(12,879,633)																		(12,931,531)		51,898
Comprehensive income (loss)		(12,879,633)
Ending Balance at Dec. 31, 2010		(15,523,261)
Ending Balance at Dec. 31, 2010		(15,072,888)							20,376						2,437,893					(17,981,530)		450,373
Ending Balance, Shares at Dec. 31, 2010									20,375,498
Issuance of common & preferred stock for cash/services (2nd Quarter)		1,580,560							1,909						1,578,651
Issuance of common & preferred stock for cash/services (3rd Quarter)		19,098,705							41,409		(2,038,733)				21,096,029
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)									1,908,889
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)									41,409,461
Conversion of warrant into common stock (1st Quarter)		327,813							3,894						323,919
Conversion of warrant into common stock (2nd Quarter)		4,558,322							11,554						4,546,768
Conversion of warrant into common stock (3rd Quarter)		3,554,064							7,480						3,546,584
Conversion of warrants in to common stock, shares (1st Quarter)									3,894,000
Conversion of warrants in to common stock, shares (2nd Quarter)									11,554,000
Conversion of warrants in to common stock, shares (3rd Quarter)									7,480,000
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)									246						(246)
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)									246,141
Issuance of common stock in connection with exercise of warrants (1st Quarter)		241,831							289						241,542
Issuance of common stock in connection with exercise of warrants (2nd Quarter)		6,072,957							7,230						6,065,727
Issuance of common stock in connection with exercise of warrants (3rd Quarter)		945,376							891						944,485
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)									289,599
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)									7,230,103
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)									890,564
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)		995,551													995,551
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)		1,082,503													1,082,503
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)		225,235													225,235
Compensation expense on option awards issued to non-employees (1st Quarter)		38,203													38,203
Compensation expense on option awards issued to non-employees (2nd Quarter)		250,473													250,473
Compensation expense on shares issued to management (1st Quarter)		18,000													18,000
Compensation expense on shares issued to management (2nd Quarter)		18,000													18,000
Compensation expense on shares issued to management (3rd Quarter)		12,000													12,000
Comprehensive income (loss):
Net loss attributable to Fibrocell Science, Inc. common shareholders		(20,293,605)
Net income (loss)		(20,252,862)																		(20,293,605)		40,743
Comprehensive income (loss)		(20,252,862)
Ending Balance at Sep. 30, 2011		3,202,727
Ending Balance at Sep. 30, 2011		3,693,843							95,278		(2,038,733)				43,421,317					(38,275,135)		491,116
Ending Balance, Shares at Sep. 30, 2011									95,278,255
Beginning Balance at Jun. 30, 2011
Comprehensive income (loss):
Net income (loss)		6,911,048
Ending Balance at Sep. 30, 2011		3,202,727
Ending Balance at Sep. 30, 2011		$ 3,693,843							$ 95,278		$ (2,038,733)				$ 43,421,317
Ending Balance, Shares at Sep. 30, 2011									95,278,255